FVM - Level 3 instruments: Valuation techniques and inputs (Detail) - Level 3 $ in Billions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Corporate and municipal bonds
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 1.0	$ 1.0
Financial liabilities measured at fair value	$ 0.0	$ 0.2
Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.11	0.23
Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.04	1.14
Corporate and municipal bonds | Relative value to market comparable | Bond price equivalent | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.80	0.98
Loans at fair value (held for trading and not held for trading) and guarantees
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 5.6	$ 5.2
Financial liabilities measured at fair value	$ 0.0	$ 0.0
Loans at fair value (held for trading and not held for trading) and guarantees | Relative value to market comparable | Loan price equivalent | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.19	0.01
Loans at fair value (held for trading and not held for trading) and guarantees | Relative value to market comparable | Loan price equivalent | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.01	1.73
Loans at fair value (held for trading and not held for trading) and guarantees | Relative value to market comparable | Loan price equivalent | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.87	0.84
Loans at fair value (held for trading and not held for trading) and guarantees | Discounted expected cash flows | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0233	0.0016
Loans at fair value (held for trading and not held for trading) and guarantees | Discounted expected cash flows | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0277	0.0545
Loans at fair value (held for trading and not held for trading) and guarantees | Discounted expected cash flows | Credit spread | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0277	0.0195
Loans at fair value (held for trading and not held for trading) and guarantees | Market comparable and securitization model | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0085	0.0075
Loans at fair value (held for trading and not held for trading) and guarantees | Market comparable and securitization model | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.1965	0.1899
Loans at fair value (held for trading and not held for trading) and guarantees | Market comparable and securitization model | Credit spread | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0323	0.0208
Investment fund units
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.7	$ 0.8
Financial liabilities measured at fair value	0.0	0.0
Asset-backed securities
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	0.6	0.7
Financial liabilities measured at fair value	$ 0.0	$ 0.0
Asset-backed securities | Relative value to market comparable | Bond price equivalent | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0006	0
Asset-backed securities | Relative value to market comparable | Bond price equivalent | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0120	0.0112
Asset-backed securities | Relative value to market comparable | Bond price equivalent | Weighted average
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0082	0.0079
Equity instruments
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 2.2	$ 3.0
Financial liabilities measured at fair value	0.1	0.0
Securities financing transactions
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	0.9	0.6
Securities financing transactions | At fair value
Disclosure Of Fair Value Measurement [Line Items]
Other financial liabilities	$ 0.5	$ 0.0
Securities financing transactions | Discounted expected cash flows | Funding spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0095	0.0095
Securities financing transactions | Discounted expected cash flows | Funding spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0166	0.0201
Debt issued designated at fair value and Other financial liabilities designated at fair value | At fair value
Disclosure Of Fair Value Measurement [Line Items]
Other financial liabilities	$ 13.9	$ 16.1
Interest rate
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	1.2	0.9
Financial liabilities measured at fair value	$ 0.3	$ 0.3
Interest rate | Option model | Volatility of interest rates | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0061	0.0050
Interest rate | Option model | Volatility of interest rates | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0085	0.0156
Credit
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 0.3	$ 0.6
Financial liabilities measured at fair value	$ 0.3	$ 0.4
Credit | Discounted expected cash flows | Credit spread | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0003	0.0002
Credit | Discounted expected cash flows | Credit spread | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.1040	0.1789
Credit | Discounted expected cash flows | Recovery rates | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.04	0
Credit | Discounted expected cash flows | Recovery rates | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.60	1
Credit | Option model | Recovery rates | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0
Credit | Option model | Recovery rates | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.40
Equity / index
Disclosure Of Fair Value Measurement [Line Items]
Financial assets measured at fair value	$ 1.4	$ 1.1
Financial liabilities measured at fair value	$ 4.2	$ 3.1
Equity / index | Option model | Equity dividend yields | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0	0
Equity / index | Option model | Equity dividend yields | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.11	0.16
Equity / index | Option model | Volatility of equity stocks, equity and other indices | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.03	0.04
Equity / index | Option model | Volatility of equity stocks, equity and other indices | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1.04	1.26
Equity / index | Option model | Equity-to-FX correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	(0.65)	(0.65)
Equity / index | Option model | Equity-to-FX correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.70	0.80
Equity / index | Option model | Equity-to-equity correlation | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	(0.10)	0
Equity / index | Option model | Equity-to-equity correlation | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	1	1
Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement [Line Items]
Financial liabilities measured at fair value	$ 0.0	$ 0.1
Loan commitments measured at FVTPL | Relative value to market comparable | Loan price equivalent | low
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0080	0.0060
Loan commitments measured at FVTPL | Relative value to market comparable | Loan price equivalent | high
Disclosure Of Fair Value Measurement [Line Items]
Significant unobservable input(s)	0.0100	0.0101